TRANSAMERICA SERIES TRUST

Supplement dated June 1, 2010 to the Prospectus dated May 1, 2010, as supplemented, to the Summary Prospectus for each Portfolio listed below dated May 1, 2010, and to the Statement of Additional Information dated May 1, 2010

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Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Multi Managed Large Cap Core VP

The following information supplements and amends information in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Morgan Stanley Mid-Cap Growth VP:

Effective June 1, 2010, the portfolio’s sub-adviser is Morgan Stanley Investment Management Inc. (“MSIM”). All references to Van Kampen Asset Management or “VKAM” are hereby revised to mean Morgan Stanley Investment Management Inc. or MSIM.

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The following information supplements and amends information in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Transamerica Multi Managed Large Cap Core VP:

Effective June 1, 2010, the portfolio is co-sub-advised by Morgan Stanley Investment Management Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) (together, the “Sub-Advisers”). The principal investment strategies of the portfolio did not change, except that the growth style portion of the portfolio is managed by MSIM and the value style portion of the portfolio is managed by Invesco. The Sub-Advisers will rebalance monthly to maintain an equal allocation between the two investment styles. All individual references to MSIM are hereby revised to mean the Sub-Advisers, or Invesco, as applicable.

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The following replaces certain information in the Summary Prospectus and in the Prospectus under the section entitled “Management – Sub-Adviser” and “Management – Portfolio Managers” relating to Transamerica Multi Managed Large Cap Core VP:

Co-Sub-Advisers:
Morgan Stanley Investment Management Inc.
Invesco Advisers, Inc.

Portfolio Managers:

Growth Team (MSIM)
Dennis P. Lynch, Lead Portfolio Manager since 2002
David S. Cohen, Portfolio Manager since 2002
Sam G. Chainani, Portfolio Manager since 2004
Alexander T. Norton, Portfolio Manager since 2005
Jason C. Yeung, Portfolio Manager since 2007
Armistead B. Nash, Portfolio Manager since 2008

Value Team (Invesco)
Kevin Holt, Co-Lead Portfolio Manager since 2004
Jason Leder, Co-Lead Portfolio Manager since 2004
Devin Armstrong, Portfolio Manager since 2007
James Warwick, Portfolio Manager since 2007

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The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Sub-Advisers” relating to Transamerica Morgan Stanley Active International Allocation VP, Transamerica Morgan Stanley Mid-Cap Growth VP and Transamerica Multi Managed Large Cap Core VP:

Portfolio	Sub-Advisory Fee	Name and Address of Sub-Adviser
Transamerica Morgan Stanley Active International Allocation VP	0.45%	Morgan Stanley Investment Management Inc. (“MSIM”) 522 Fifth Avenue New York, NY 10036

Transamerica Morgan Stanley Mid-Cap Growth VP	0.40%	MSIM

Transamerica Multi Managed Large Cap Core VP	0.30%	MSIM and Invesco Advisers, Inc. (“Invesco”) 1555 Peachtree Street, N.E. Atlanta, GA 30309

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The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Morgan Stanley Mid-Cap Growth VP and Transamerica Multi Managed Large Cap Core VP:

Transamerica Morgan Stanley Mid-Cap Growth VP

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Dennis P. Lynch/2002	Lead Portfolio Manager	MSIM	Managing Director
David S. Cohen/2002	Portfolio Manager	MSIM	Managing Director
Sam G. Chainani/2004	Portfolio Manager	MSIM	Managing Director
Alexander T. Norton/2005	Portfolio Manager	MSIM	Executive Director
Jason C. Yeung/2007	Portfolio Manager	MSIM	Executive Director
Armistead B. Nash/2008	Portfolio Manager	MSIM	Executive Director

Transamerica Multi Managed Large Cap Core VP

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Dennis P. Lynch/2002	Lead Portfolio Manager	MSIM	Managing Director
David S. Cohen/2002	Portfolio Manager	MSIM	Managing Director
Sam G. Chainani/2004	Portfolio Manager	MSIM	Managing Director
Alexander T. Norton/2005	Portfolio Manager	MSIM	Executive Director
Jason C. Yeung/2007	Portfolio Manager	MSIM	Executive Director
Armistead B. Nash/2008	Portfolio Manager	MSIM	Executive Director
Kevin Holt/2004	Co-Lead Portfolio Manager	Invesco	Managing Director
Jason Leder/2004	Co-Lead Portfolio Manager	Invesco	Managing Director
Devin Armstrong/2007	Portfolio Manager	Invesco	Executive Director
James Warwick/2007	Portfolio Manager	Invesco	Executive Director

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The following supplements and amends certain information shown in the Prospectus:

Transamerica Van Kampen Emerging Markets Debt is renamed Transamerica Morgan Stanley Emerging Markets Debt.

Transamerica Van Kampen Mid-Cap Growth is renamed Transamerica Morgan Stanley Mid-Cap Growth.

Transamerica Van Kampen Small Company Growth is renamed Transamerica Morgan Stanley Small Company Growth.

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Investors Should Retain this Supplement for Future Reference